Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000012489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
Without Sales Load [Member] | C000012489
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	9.48%	11.77%
Without Sales Load [Member] | C000102025
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%	6.09%	9.66%
Without Sales Load [Member] | C000195205
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	6.15%	9.71%
Without Sales Load [Member] | C000231957
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%	6.14%	9.68%
Without Sales Load [Member] | C000115949
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	6.71%	9.06%
Without Sales Load [Member] | C000195206
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	6.80%	9.13%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	10.47%	8.31%	7.99%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	10.47%	8.31%	7.99%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	10.47%	8.31%	7.99%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.06%	6.94%	7.00%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.06%	6.94%	7.00%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	15.05%	9.93%	10.51%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	15.05%	9.93%	10.51%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	15.05%	9.93%	10.51%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.14%	6.17%	7.39%